Unbilled Revenue	12 Months Ended
Dec. 31, 2014
Unbilled Revenue [Abstract]
Unbilled Revenue
8.	Unbilled Revenue

For revenues accounted for under this account, we expect the amounts to be collected within one year. For those with a collection period longer than one year, we classify them under “Long-term unbilled revenue” on the consolidated balance sheets.

The unbilled revenue as of December 31, 2014 and 2013 are as the following:

	December 31, 2014	December 31, 2013
Current unbilled revenue	$12,073,778	$14,106,631
Long-term unbilled revenue	26,870,908	28,371,625
Total	$38,944,686	$42,478,256

As of December 31, 2014 and 2013, two customers and two customers account for 90  % and 76% of the current unbilled revenue, respectively. The remaining balances were for various other on-going projects. As of December 31, 2014 and 2013, one customer and two customers account for 100% and 100% of the long-term unbilled revenue, respectively.  The Company is optimistic to the collectability of the unbilled revenue balances as of December 31, 2014.